INCOME TAXES (Tables) - DIH Holding US, Inc. [Member]	12 Months Ended
Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAX

The components of loss before income tax for the years ended March 31, 2023 and 2022 were as follows:

	Years Ended March 31,
	2023	2022
		As Restated
U.S. operations	$(5,513)	$(7,916)
Non-U.S. operations	5,182	$(3,441)
Total loss before income taxes	$(331)	$(11,357)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes during the years ended March 31, 2023 and 2022 consists of the following:

	Years Ended March 31,
	2023	2022
Current:
State	$-	$-
Federal	-	-
Foreign	1,435	391
Deferred:
State	-	-
Federal	-	-
Foreign	70	55
	-	-
Noncurrent
State	-	-
Federal	525	250
Foreign	-	-

Total	$2,030	$696

SCHEDULE OF RECONCILIATION INCOME TAX EXPENSE

A reconciliation of income tax expense computed at the statutory corporate income tax rate to the effective income tax rate for the years ended March 31, 2023 and 2022 is as follows:

	Years Ended March 31,
	2023	2022
Tax expense computed at federal statutory rate	21.0%	21.0%
State tax	(273.0)%	2.0%
Change in valuation allowance	2,245.5%	(21.6)%
Foreign rate differential	(195.5)%	0.7%
Non-deductible expenses	1,426.3%	(5.6)%
Penalties	1,124.0%	(2.0)%
Other	(2.4)%	(0.4)%
Total income tax expense	4,345.9%	(5.9)%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	As of March 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$7,863	$6,989
Pension	323	432
Accrued expenses	138	26
Section 163(j) interest expense carryforward	165	125
Capitalized R&D	689	567
GAAP to statutory adjustments	393	747
Other	152	76
Total gross deferred tax assets	9,723	8,962
Less: valuation allowance	(9,187)	(8,193)
Total deferred tax assets, net of valuation allowance	$536	$769
Deferred tax liabilities:
Depreciation	$7	$9
GAAP to statutory adjustments	869	963
Other	51	149
Total gross deferred tax liabilities	927	1,121
Net deferred tax liabilities	$391	$352